Causeway International Value Fund
Institutional Class (CIVIX)
Investor Class (CIVVX)
Causeway Global Value Fund
Institutional Class (CGVIX)
Investor Class (CGVVX)
Causeway Emerging Markets Fund
Institutional Class (CEMIX)
Investor Class (CEMVX)
Causeway International Opportunities Fund
Institutional Class (CIOIX)
Investor Class (CIOVX)
Causeway International Small Cap Fund
Institutional Class (CIISX)
Investor Class (CVISX)
Causeway Concentrated Equity Fund
Institutional Class (CCENX)
Investor Class (CCEVX)
SUPPLEMENT DATED JUNE 30, 2022
TO THE PROSPECTUS
DATED JANUARY 27, 2022
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN ARE AS DEFINED IN THE PROSPECTUS.
Effective as of July 1, 2022, the expense limit agreement for each Fund has been revised to exclude tax reclaim-related fees and expenses from the expense limit agreement. Accordingly, the Annual Fund Operating Expenses After Expense Reimbursement is expected to increase for certain Funds. Estimates of these expected increases for the current fiscal period are reflected in the tables and examples below.
The International Value Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to be 0.02% higher.
The Global Value Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to remain the same.
The Emerging Markets Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to be 0.01% higher.

The International Opportunities Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to remain the same.
The International Small Cap Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to be 0.03% higher.
The Concentrated Equity Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement for each class of shares is expected to remain the same.
Accordingly, each Fund’s table in the Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under each Fund’s “Example” are superseded and replaced in their entirety with the below.
Causeway International Value Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.11%	0.11%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses (1)	0.91%	1.16%

Expense Reimbursement (2)	0.04%	0.04%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.87%	1.12%
(1) The Total Annual Fund Operating Expenses disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not reflect the fact that the Fund did not incur the maximum annual shareholder service fee during the most recent fiscal year. Total Annual Fund Operating Expenses (before and after expense reimbursement) disclosed above also differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include the estimated tax reclaim-related fees and expenses for the current fiscal period that are included in this table.

(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$89	$284	$498	$1,114
Investor Class	$114	$362	$632	$1,404
Causeway Global Value Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Transaction Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.43%	0.42%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses (1)	1.23%	1.47%

Expense Reimbursement (2)	0.38%	0.37%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	1.10%
(1) The Total Annual Fund Operating Expenses disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not reflect the fact that the Fund did not incur the maximum annual shareholder service fee during the most recent fiscal year.
(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$353	$639	$1,455
Investor Class	$112	$428	$768	$1,726

Causeway Emerging Markets Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Transaction Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	1.00%	1.00%

Other Expenses	0.12%	0.12%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses (1)	1.12%	1.37%

Expense Reimbursement (2)	0.01%	0.01%

Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.11%	1.36%
(1) Total Annual Fund Operating Expenses (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include the estimated tax reclaim-related fees and expenses for the current fiscal period that are included in this table.
(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$113	$354	$615	$1,361
Investor Class	$138	$432	$748	$1,644
Causeway International Opportunities Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Transaction Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	0.19%	0.19%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses	0.99%	1.24%

Expense Reimbursement (1)	0.04%	0.04%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%	1.20%

(1) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$311	$543	$1,209
Investor Class	$122	$389	$677	$1,496
Causeway International Small Cap Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Transaction Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	1.00%	1.00%

Other Expenses (1)	0.51%	0.47%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses (2)	1.51%	1.72%

Expense Reimbursement (3)	0.38%	0.34%

Total Annual Fund Operating Expenses After Expense Reimbursement (2)	1.13%	1.38%
(1) Other Expenses for the Institutional and Investor classes differ due to differences in average net assets during the most recent fiscal year.
(2) The Total Annual Fund Operating Expenses disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not reflect the fact that the Fund did not incur the maximum annual shareholder service fee during the most recent fiscal year. Total Annual Fund Operating Expenses (before and after expense reimbursement) disclosed above also differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include the estimated tax reclaim-related fees and expenses for the current fiscal period that are included in this table.
(3) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$115	$417	$766	$1,749
Investor Class	$140	$488	$882	$1,984
Causeway Concentrated Equity Fund
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Transaction Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class

Management Fees	0.80%	0.80%

Other Expenses	2.67%	2.67%

Shareholder Service Fees	None	0.25%

Total Annual Fund Operating Expenses (1)	3.47%	3.72%

Expense Reimbursement (2)	2.62%	2.62%

Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%	1.10%
(1) The Total Annual Fund Operating Expenses disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not reflect the fact that the Fund did not incur the maximum annual shareholder service fee during the most recent fiscal year.
(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2024 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2024 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$87	$821	$1,577	$3,572
Investor Class	$112	$895	$1,698	$3,798
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
CCM‑SK‑063‑0100